                          Montgomery Variable Series:
                                  Growth Fund

                                 Annual Report
                               December 31, 1996




                    [LOGO OF MONTGOMERY FUNDS APPEARS HERE]

                             THE MONTGOMERY FUNDS
                                Invest wisely.

Montgomery Variable Series: Growth Fund
Portfolio Highlights
December 31, 1996
--------------------------------------------------------------------------------
Investment Review

Q. How did the Montgomery Variable Series: Growth Fund perform since its inception on February 9, 1996?

A. The Montgomery Variable Series: Growth Fund kept pace with the market during the year and continues to lead the index by a wide margin.

Q. Where was the Fund overweight during this period? Do you still have a favorable outlook for these areas?

A. The Montgomery Variable Series: Growth Fund was overweight in three sectors in the second half of 1996: basic materials, such as paper and forest products; consumer cyclicals like retail, lodging and building materials; and technology. Each of these sectors is sensitive to the economic cycle. Although the economy is entering its sixth year of expansion, we are optimistic about continued growth in the U.S. economy and about the relative values offered by the stocks we own in these sectors.

        A recent survey of U.S. paper and forest products companies, for instance, revealed that over the next three years they plan to increase capacity only marginally; many observers, in fact, expect the rate of expansion to near an all-time low. Industry investors have also declined significantly in all product areas over the past six months. At the same time, demand has risen considerably, resulting in significantly higher industry operating rates. We believe these conditions should lead to an upturn in prices for paper and forest products fairly soon. On top of these improving fundamentals, relative stock prices in the group recently hit a 3-year low.

        These trends represent the sort of important fundamental change that we look for and we believe they should help drive these stocks up in the near future.

Q. Isn't it unusual to find sectors such as basic industries and building materials in a growth fund?

A. True, but we believe "growth is where you find it." A key element of our process and our discipline is that we're willing to look at companies and industries other portfolios might overlook because these areas are not considered traditional growth. This can create a meaningful advantage for our shareholders. Remember, we are trying to find companies combining the best future growth prospects at the most reasonable prices .

Q.      At the end of 1996, four stocks in the Montgomery Variable Series:
        Growth Fund each made up more that 3% of assets. Two of them are Dayton Hudson and L.M. Ericsson. How did they perform during the second half of 1996?

A. Both companies' stocks outperformed the overall market and our outlook for them remains favorable. Dayton Hudson rose about 14% in the last half of 1996, after it reported earnings that surpassed analyst expectations and

Portfolio Manager
-------------------------------------------------

Roger W. Honour.......   Senior Portfolio Manager

Andrew Pratt..........          Portfolio Manager

Kathryn M. Peters.....          Portfolio Manager
-------------------------------------------------

Fund Performance
-------------------------------------------------
    Aggregate total returns for the period
                ended 12/31/96
-------------------------------------------------
          Montgomery Variable Series:
                 Growth Fund

Since inception (2/9/96)...............    27.22%

                S&P 500 Index

Since (1/31/96)........................    18.91%
-------------------------------------------------

Past performance is not guaranteed of future
results. Net asset value, investment return and
principal value will fluctuate so that shares,
when redeemed, may be worth more or less than
their orginal cost.
-------------------------------------------------

Growth of a $10,000 Investment

              [GRAPH APPEARS HERE]


               Montgomery Variable Series: Growth Fund          S&P 500 index
               ---------------------------------------          -------------
1    1/96                                                               10000
2        2/9/96                                  10000
3    2/96                                        10040                  10093
4    3/96                                        10437                  10190
5    4/96                                        11081                  10340
6    5/96                                        11766                  10607
7    6/96                                        11508                  10647
8    7/96                                        11002                  10177
9    8/96                                        11448                  10392
10   9/96                                        11954                  10976
11   10/96                                       12272                  11278
12   11/96                                       12817                  12131
13   12/96                                       12722                  11890

Montgomery Variable Series: Growth Fund
Portfolio Highlights
December 31, 1996

        its earnings estimates were revised upward. Ericsson's performance was even more exceptional, registering 40% gain in the last half of the year.

        It's important to note that both stocks became large positions in the Montgomery Variable Series: Growth Fund through capital appreciation.

Q. How will you manage the Montgomery Variable Series: Growth Fund going forward?

A. As in the past, we will follow our multidisciplined methodology and seek to creatively provide shareholders with the best available returns, while at the same time taking the least number of necessary risks. Our investment decisions are guided by companies' business fundamentals, not by trying to guess the next hot trend or sector of the market. We invest as we find opportunities that meet our disciplines, and we believe this approach will serve our shareholders over the long term.


                              Top Five Industries
                        (as a percentage of net assets)
                Software Systems.............................................. 10.1%
                Telecommunications Equipment..................................  9.1
                Retail Trade..................................................  7.9
                Pulp and Paper................................................  7.8
                Banks/Savings and Loan........................................  5.7

                               Top Ten Holdings
                        (as a percentage of net assets)
                Simulation Sciences, Inc......................................  7.0%
                Canadian National Railway Company.............................  3.6
                Dayton Hudson Corporation.....................................  3.3
                Ericsson (L.M.) Telephone Company, Class B, ADR...............  3.2
                International Paper Company...................................  3.0
                Octel Communications Corporation..............................  3.0
                Golden West Financial Corporation.............................  3.0
                Willamette Industries, Inc....................................  3.0
                Masco Corporation.............................................  2.3
                Sybase, Inc...................................................  2.3

                    Montgomery Variable Series: Growth Fund
--------------------------------------------------------------------------------
Portfolio Investments
December 31, 1996


Common Stocks--83.2%
   Shares                                                                            Value (Note 1)
                Aerospace/Defense--1.0%
          900   Gulfstream Aerospace Corporation+                                         $ 21,825
                                                                                          --------
                Airlines--2.1%
        1,000   Federal Express Corporation+                                                44,500
                                                                                          --------
                Apparel and Textiles--1.2%
          375   VF Corporation                                                              25,312
                                                                                          --------
                Auto/Auto Parts--1.6%
          600   General Motors Corporation                                                  33,450
                                                                                          --------
                Banks/Savings and Loan--5.7%
          400   BankAmerica Corporation                                                     39,900
          175   Citicorp                                                                    18,025
        1,000   Golden West Financial Corporation                                           63,125
                                                                                          --------
                                                                                           121,050
                Building Materials--2.3%
        1,375   Masco Corporation                                                           49,500
                                                                                          --------
                Business Services--5.4%
        1,575   AccuStaff Inc.+                                                             33,272
          250   Computer Sciences Corporation +                                             20,531
          700   Forrester Research, Inc.+                                                   18,112
          750   Netscape Communications Corporation+                                        42,656
                                                                                          --------
                                                                                           114,571
                                                                                          --------
                Conglomerates--1.1%
          450   Tyco International Ltd.                                                     23,794
                                                                                          --------
                Diversified Financial Services--0.4%
          200   Norwest Corporation                                                          8,700
                                                                                          --------
                Electronics--1.1%
          300   Raychem Corporation                                                         24,038
                                                                                          --------
                Food and Beverage--2.7%
        1,300   Fleming Companies, Inc.                                                     22,425
          200   Unilever N.V., ADR                                                          35,050
                                                                                          --------
                                                                                            57,475
                                                                                          --------
                Health Care--0.6%
          200   Oxford Health Plans, Inc.+                                                  11,713
                                                                                          --------
                Leisure Time--1.4%
          900   GTECH Holdings Corporation+                                                 28,800
                                                                                          --------

  The accompanying notes are an integral part of these financial statements.

Montomgery Variable Series: Growth Fund
Portfolio Investments (continued)
December 31, 1996

Common Stocks--(continued)
   Shares                                                                            Value (Note 1)
                Lodging--2.6%
          325   HFS Inc.+                                                                 $  19,419
        1,300   Interstate Hotels Company+                                                   36,725
                                                                                          ---------
                                                                                             56,144
                                                                                          ---------
                Machinery and Tools--1.1%
        1,000   Measurex Corporation                                                         24,000
                                                                                          ---------
                Metals and Mining--1.5%
        1,050   Freeport-McMoRan Copper and Gold, Inc., Series B                             31,369
                                                                                          ---------
                Newspapers/Publishing--0.9%
        1,000   World Color Press, Inc.+                                                     19,250
                                                                                          ---------
                Oil--3.7%
          600   Amerada Hess Corporation                                                     34,725
          525   Belco Oil & Gas Corporation+                                                 14,372
        1,000   Union Pacific Resources Group, Inc.                                          29,250
                                                                                          ---------
                                                                                             78,347
                                                                                          ---------
                Oilfield Equipment--3.2%
          350   Schlumberger Ltd.                                                            34,956
          725   Tidewater Inc.                                                               32,806
                                                                                          ---------
                                                                                             67,762
                                                                                          ---------
                Pipelines--0.6%
          300   Enron Corporation                                                            12,937
                                                                                          ---------
                Pulp and Paper--7.8%
        1,200   Boise Cascade Corporation                                                    38,100
        1,600   International Paper Company                                                  64,600
          900   Willamette Industries, Inc.                                                  62,888
                                                                                          ---------
                                                                                            165,588
                                                                                          ---------
                Railroad--3.6%
        2,000   Canadian National Railway Company                                            76,000
                                                                                          ---------
                Real Estate--0.5%
          200   Starwood Lodging Trust                                                       11,025
                                                                                          ---------
                Retail Trade--7.9%
        1,800   Dayton Hudson Corporation                                                    70,650
          300   Gucci Group                                                                  19,163
        1,050   Nordstrom, Inc.                                                              37,209
          400   Saks Holdings, Inc.+                                                         10,800
          600   Staples, Inc.+                                                               10,837
          400   TJX Companies, Inc.                                                          18,950
                                                                                          ---------
                                                                                            167,609
                                                                                          ---------

  The accompanying notes are an integral part of these financial statements.

Montomgery Variable Series: Growth Fund
Portfolio Investments (continued)
December 31, 1996

Common Stocks--(continued)
   Shares                                                                            Value (Note 1)
                Semiconductors--2.2%
          650   Analog Devices Inc.+                                                     $   22,019
          400   Texas Instruments, Inc.                                                      25,500
                                                                                         ----------
                                                                                             47,519
                                                                                         ----------
                Software Systems - 10.1%
        1,000   Macromedia Inc.+                                                             18,125
       10,000   Simulation Sciences, Inc.+                                                  148,125
        2,875   Sybase, Inc.+                                                                47,977
                                                                                         ----------
                                                                                            214,227
                                                                                         ----------
                Technology--Miscellaneous - 1.8%
        3,700   Avid Technology Inc.+                                                        38,619
                                                                                         ----------
                Telecommunications Equipment--9.1%
        2,250   Ericsson (L.M.) Telephone Company, Class B, ADR                              67,922
          250   General Instrument Corporation New+                                           5,406
          550   Northern Telecom Ltd.                                                        34,031
        3,700   Octel Communications Corporation+                                            64,288
          850   PictureTel Corporation+                                                      21,994
                                                                                         ----------
                                                                                            193,641
                                                                                         ----------
                Total Common Stocks (Cost $1,629,615)                                     1,768,765
                                                                                         ----------
Repurchase Agreements--34.9%
Principal Amount
     $371,500   Agreement with Bear Stearns Companies Inc. Tri-Party 7.500% dated
                12/31/96, to be repurchased at $371,655, on 01/02/97, collateralized by $381,812 market value of U.S. Government securities, having
                various maturities and various interest rates                               371,500
                                                                                         ----------
      371,500   Agreement with Chase Manhattan Corporation Tri-Party, 7.500% dated
                12/31/96, to be repurchased at $371,655, on 01/02/97, collateralized by
                $378,941 market value of U.S. Government securities, having various
                maturities and various interest rates                                       371,500
                                                                                         ----------
                Total Repurchase Agreements (Cost $743,000)                                 743,000
                                                                                         ----------

Total Investments (Cost $2,372,615*)                          118.1 %                     2,511,765
Other Assets and Liabilities (Net)                           ( 18.1)                       (385,070)
                                                             --------                    ----------
Net Assets                                                    100.0 %                    $2,126,695
                                                             ========                    ==========

----------------------
*    Aggregate cost for Federal tax purposes is $2,379,803.
+    Non-income producing security.
Descriptions of securities have not been audited by Deloitte & Touche LLP.

Abbreviation:
ADR  American Depositary Receipt


  The accompanying notes are an integral part of these financial statements.

Montgomery Variable Series: Growth Fund
Statement of Assets and Liabilities
December 31, 1996

Assets:
Investments in securities, at value (Identified cost $2,372,615)(Note 1)
        Securities..............................................                                $1,768,765
        Repurchase agreements...................................                                   743,000
                                                                                                -----------
        Total investments.......................................                                 2,511,765
Cash............................................................                                       194
Receivables:
        Investment securities sold..............................                                    11,748
        Expenses absorbed by Manager (Note 2)...................                                     4,067
        Shares of beneficial interest sold......................                                     2,915
        Dividends...............................................                                       875
        Interest................................................                                       154
Other Assets:
        Organization costs (Note 1).............................                                    50,870
                                                                                                ----------
Total Assets....................................................                                 2,582,588

Liabilities:
Payables:
        Investment securities purchased.........................         $345,816
        Organization cost.......................................           60,235
        Shares of beneficial interest redeemed..................           36,949
        Trustees' fees and expenses.............................            1,500
        Custody fees............................................              772
        Other accrued liabilities and expenses..................           10,621
                                                                         --------
Total Liabilities...............................................                                   455,893
                                                                                                ----------
Net Assets......................................................                                $2,126,695
                                                                                                ==========
Net Assets consist of:
Accumulated net realized gain on securities sold................                                $   13,765
Net unrealized appreciation of investments......................                                   139,150
Shares of beneficial interest...................................                                     1,725
Additional paid-in capital......................................                                 1,972,055
                                                                                                ----------
Net Assets......................................................                                $2,126,695
                                                                                                ==========
Net Asset Value, offering and redemption price per share
($2,126,695 divided by 172,459 shares of beneficial interest
outstanding)....................................................                                $    12.33
                                                                                                ==========

  The accompanying notes are an integral part of these financial statements.

Montgomery Variable Series: Growth Fund
Statement of Operations
For the Period Ended December 31, 1996*


Net Investment Income:
Interest........................................................                                $   20,333
Dividends (Net of foreign withholding taxes of $75).............                                     6,327
                                                                                                ----------
Total Investment Income.........................................                                    26,660

Expenses:
Legal and audit fees............................................        $29,179
Amortization of organization expenses (Note 1)..................         11,197
Management fee (Note 2).........................................         10,449
Trustees' fees and expenses (Note 2)............................          9,795
Custodian fees..................................................          3,758
Transfer agency fees............................................          1,021
Other...........................................................          7,481
                                                                        -------
Total Expenses..................................................                                    72,880
Fees deferred and expenses absorbed by Manager (Note 2).........                                   (72,827)
                                                                                                ----------
Net Expenses....................................................                                        53
                                                                                                ----------
Net Investment Income...........................................                                    26,607
                                                                                                ----------
Net Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net realized gain on investments during the period..............                                    74,537
Net unrealized appreciation of investments during the period....                                   139,150
                                                                                                ----------
Net Realized and Unrealized Gain on Investments.................                                   213,687
                                                                                                ----------
Net Increase in Net Assets Resulting from Operations............                                $  240,294
                                                                                                ==========
Statement of Changes in Net Assets
For the Period Ended December 31, 1996*

Net Increase in Net Assets Resulting from Operations:
Net investment income...........................................                                $   26,607
Net realized gain on investments during the period..............                                    74,537
Net unrealized appreciation of investments during the period....                                   139,150
                                                                                                ----------
Net increase in net assets resulting from operations............                                   240,294

Distributions to Shareholders:
Distributions from net investment income........................                                   (26,562)
Distributions from net realized gains on investments............                                   (60,772)

Beneficial Interest Transactions:
Net increase from beneficial interest transactions (Note 4).....                                 1,854,346
                                                                                                ----------
Net increase in net assets......................................                                 2,007,306

Net Assets:
Beginning of period.............................................                                   119,389
                                                                                                ----------
End of period...................................................                                $2,126,695
                                                                                                ----------

--------------------
* Montgomery Variable Series: Growth Fund commenced operations on February 9, 1996.




  The accompanying notes are an integral part of these financial statements.

Montgomery Variable Series: Growth Fund
Financial Highlights
Selected Per Share Data for the Period Ended:

                                                                                    12/31/96*
Net asset value--beginning of period...........................................       $ 10.08
                                                                                      -------
Net investment income..........................................................          0.15
Net realized and unrealized gain on investments................................          2.59
                                                                                      -------
Net increase in net assets resulting from investment operations................          2.74
Distributions to Shareholders:
        Distributions from net investment income...............................         (0.15)
        Distributions from net realized gains on investments...................         (0.34)
                                                                                      -------
        Total Distributions....................................................         (0.49)
                                                                                      -------
Net asset value - end of period................................................       $ 12.33
                                                                                      =======
Total return **................................................................         27.22 %
                                                                                      =======
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000's)...........................................       $ 2,127
Ratio of net investment income to average net assets...........................          2.55 %+
Ratio of operating expenses to average net assets..............................          0.01 %+
Portfolio turnover rate........................................................            78 %
Average commission rate paid (a)...............................................       $0.0520
Net investment loss before deferral of fees and absorption
        of expenses by Manager.................................................       $ (0.27)
Operating expense ratio before deferral of fees and absorption
        of expenses by Manager.................................................          6.98 %+

*  Montgomery Variable Series: Growth Fund commenced operations on
   February 9, 1996.
** Total return represents aggregate total return for the period indicated. + Annualized.
(a)Average commission rate paid per share of securities purchased and sold by the Fund.

  The accompanying notes are an integral part of these financial statements.

The Montgomery Funds III
Notes to Financial Statements

1.   Significant Accounting Policies:

     The Montgomery Funds III (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. As of December 31, 1996, the Trust had three series, the Montgomery Variable Series: Growth Fund, the Montgomery Variable Series: Emerging Markets Fund and the Montgomery Variable Series:
     International Small Cap Fund.

     The Trust was organized as a Delaware business trust on August 24, 1994. Prior to the public offerings of shares of the Funds, a limited number of shares were sold to Montgomery Asset Management, L.P. and/or affiliated persons of Montgomery Asset Management in private placement offerings. Otherwise, the Funds had no significant operations prior to February 2, 1996, the date on which the Montgomery Variable Series: Emerging Markets Fund commenced operations (i.e., commenced selling shares to the public).

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Information presented in these financial statements pertains to the Montgomery Variable Series: Growth Fund (the "Fund"). The Montgomery Variable Series: Emerging Markets Fund and the Montgomery Variable Series:
     International Small Cap Fund are presented under separate covers.

     The following is a summary of significant accounting policies.

     a.   Portfolio Valuations

          The Fund's securities are valued using current market valuations: either the last reported sales price or, lacking any reported sales, and in the case of fixed income securities, the mean between the closing bid and asked prices. Securities for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the supervision of the Trust in accordance with methods which are authorized by the Trust's Board of Trustees.

          Short term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with maturities of 60 days or less are carried at amortized cost, which approximates market value.

     b.   Dividends and Distributions

          Dividends, if any, from net investment income of the Fund are declared and paid at least annually.

          Distributions of any short-term capital gains earned by the Fund are distributed no less frequently than annually. Additional distributions of net investment income and capital gains for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

          Permanent differences incurred during the year ended December 31, 1996, resulting from differences in book and tax accounting have been reclassified at year end to reflect a decrease to undistributed net investment income of $773 and an increase to paid-in capital of $773.

     c.   Repurchase Agreements

          The Fund may engage in repurchase agreement transactions individually or jointly through a joint repurchase account with other series of the Trust pursuant to a joint repurchase agreement. Under the terms of a typical repurchase agreement, the Fund writes a financial contract with a counterparty and takes possession of a government debt obligation as collateral. The Fund also agrees with the counterparty to allow the counterparty to repurchase the financial contract at a specified date and price, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities, during the period while the Fund seeks to assert its rights. The Fund's investment manager, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks. The Fund may also participate on an individual or joint basis in tri-party repurchase agreements which involve a counterparty and a custodian bank.

The Montgomery Funds III
Notes to Financial Statements
(continued)

     d.   Securities Transactions and Investment Income

          Securities transactions are recorded on a trade-date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on short-term investments, is recognized on an accrual basis.

     e.   Federal Income Taxes

          It is the intention of the Fund to qualify and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income to shareholders sufficient to relieve the Fund from all or substantially all Federal income taxes.

     f.   Organization Costs

          Expenses incurred in connection with the organization of the Fund are amortized on a straight-line basis over a period of five years from commencement of operations.

2.   Management Fees and Other Transactions with Affiliates:

     a.   Montgomery Asset Management, L.P. is the Fund's Manager
          (the "Manager"). The Manager, a California limited partnership, is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The general partner of the Manager is Montgomery Asset Management, Inc. Montgomery Securities and certain of its principals are affiliates of the Manager. Under the Advisers Act, both Montgomery Asset Management, Inc. and Montgomery Securities may be deemed controlling persons of the Manager. Although the operations and management of the Manager are independent from those of Montgomery Securities, it is expected that the Manager may draw upon the research and administrative resources of Montgomery Securities at its discretion in a manner consistent with applicable regulations.

          Pursuant to the investment management agreement ("Investment Management Agreement"), the Manager provides the Fund with advice on buying and selling securities, manages the investments of the Fund including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides the personnel needed by the Trust with respect to the Manager's responsibilities under such Agreement. As compensation, the Fund pays the Manager a monthly management fee (accrued daily) at the following annual rates based upon the average daily net assets of the Fund:

          First $500 Million      Next $500 Million       Over $1 Billion
          ------------------      -----------------       ---------------
                1.00%                  0.90%                   0.80%

          The Manager has agreed to reduce some or all of its management fee or absorb the Fund expenses if necessary to keep the Fund's annual operating expenses, exclusive of interest or taxes, at or below 1.25% of the average daily net assets of the Fund or the maximum allowed by applicable state expense limitations for the Fund.

          Any reductions or absorptions made for the Fund by the Manager of its fees are subject to recovery within the following three years provided the Fund is able to affect such reimbursement and remain in compliance with applicable expense limitations. Any of the Manager's voluntary absorptions are also subject to recovery.

          For the period ended December 31, 1996, the Manager has deferred fees of $10,449 and absorbed expenses of $62,378.

          As of December 31, 1996, the deferred management fees and absorbed expenses subject to recoupment are $72,827.

     b. Certain officers and Trustees of the Trust are, with respect to the Trust's Manager and/or Montgomery Securities, "affiliated persons" as defined in the 1940 Act. Each Trustee who is not an "affiliated person" receives an annual retainer and quarterly meeting fees totalling $35,000 per annum, as well as reimbursement for expenses, for services as a Trustee of all three Trusts advised by the Manager ($5,000 of which will be allocated to the Montgomery Funds III).

     c. The Fund has no sales load and does not pay distribution (Rule 12b-1) fees.

     d. For the period ended December 31, 1996, the Fund incurred total brokerage commissions of $2,368 of which $9 was paid to its affiliates.

The Montgomery Funds III
Notes to Financial Statements
(continued)

3.   Securities Transactions:

     a. The aggregate amounts of purchases and sales of investment securities, other than short-term securities, for the period ended December 31, 1996, were $2,142,641 and $593,575, respectively.

     b. At December 31, 1996, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value for federal income tax purposes were $201,050 and $69,088, respectively.

     c,   Under an unsecured Revolving Credit Agreement with Deutsche Bank (New
          York), the Montgomery Variable Series: Growth Fund, along with other funds of the Montgomery Funds I, Montgomery Funds II and Montgomery Funds III, may for one year starting August 6, 1996, borrow (consistent with applicable law and its investment policies) up to 10% of its net asset value, provided that the aggregate principal amount of outstanding loans under the agreement to all Funds does not exceed $300,000,000. For the period ended December 31, 1996, there were no borrowings under this agreement.

4.   Transactions in Shares of Beneficial Interest:

     The Trust has authorized an unlimited number of shares of beneficial interest which have a par value of $0.01. Transactions in shares of beneficial interest for the period indicated below were:


                                                 Period Ended
                                              December 31, 1996*
                                            Shares          Amount
                 Shares Sold                333,351         $3,946,116
                 Issued as Reinvestment
                   of Dividends               7,141             87,335
                 Shares Redeemed           (179,876)        (2,179,105)
                                           ---------        -----------
                 Net Increase               160,616         $1,854,346
                                           =========        ===========

--------------------
* Montgomery Variable Series: Growth Fund commenced operations on February 9, 1996.

To the Board of Trustees and the Shareholders of The Montgomery Funds III:


   We have audited the accompanying statement of assets and liabilities, including the portfolio investments, of the Montgomery Variable Series:
   Growth Fund (the "Fund") as of December 31, 1996, and the related statement of operations, statement of changes in net assets and the financial highlights for the period February 9, 1996 (commencement of operations) to December 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management, Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

   We conducted our audit in accordance with generally accepted auditing standards, Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

   In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 1996, the results of its operations, the changes in its net assets and its financial highlights for the period February 9, 1996 (commencement of operations) to December 31, 1996, in conformity with generally accepted accounting principles.


Deloitte & Touche, LLP.

San Francisco, California
January 31, 1997

The Montgomer Funds III
Tax Information (Unaudited)
Fiscal Year Ended December 31, 1996

Of the distributions made by the Fund, the corresponding percentage represents the amount of the distribution which will qualify for the dividends received deduction available to corporate shareholders:
Montgomery Variable Series: Growth Fund................................... 5.66%